Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses
Lease concessions					$ 1,194,957
Lease received	$ 2,633		110,439	$ 341,396
Estimated useful lives	8 years
Impairment of long-lived assets			272,350
Deferred revenue	6,697,964		7,085,696
Revenue recognized	5,449,243		6,559,028	$ 4,920,442
Cash vouchers	$ 6,697,964
Applicable VAT rate	1.00%	1.00%
Taxable net income (in Yuan Renminbi) | ¥		¥ 100,000
Amount of unprotected cash amount	$ 11,600,000
Long term debt investments	6,359,014		6,534,575
Long term loan to third party	2,000,000
Long term loan to a third party non current			2,066,822
Local PRC Tax Authority [Member]
Summary of Significant Accounting Policies [Line Items]
Applicable VAT rate	3.00%	3.00%
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposits	$ 107,550		$ 555,799
Value Added Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Applicable VAT rate	13.00%	13.00%
Taxable net income (in Yuan Renminbi) | ¥		¥ 150,000
Taxable Net Income [Member]
Summary of Significant Accounting Policies [Line Items]
Taxable net income (in Yuan Renminbi) | ¥		¥ 100,000
One Supplier [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	13.70%	13.70%	11.70%
One Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	18.10%	18.10%	14.90%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	12.50%	12.50%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage			11.10%
Three Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage			11.00%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	74.60%	74.60%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	10.90%	10.90%
One Customer [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	11.00%	11.00%
Two Customer [Member] | Product Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	22.70%	22.70%
Credit Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposits	$ 11,943,199		$ 864,426